Capital adequacy - Leverage ratio (Details) - SEK (kr) kr in Millions	Jun. 30, 2018	Dec. 31, 2017
Capital adequacy
On-balance sheet exposures	kr 271,799	kr 249,244
Off-balance sheet exposures	39,500	42,168
Total exposure measure	kr 311,299	kr 291,412
Leverage ratio	5.50%	5.90%